Other Income and Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-operating income [Abstract]
Reversal of other provisions	₩ 35,317	₩ 79,001	₩ 15,265
Reversal of other allowance for doubtful accounts	17,699	1,941	37
Gains on government grants	4,789	239	301
Gains on assets contributed	29,968	24,183	1,953
Gains on liabilities exempted	504	854	1,181
Compensation and reparations revenue	84,682	93,785	89,638
Revenue from foundation fund	58	60	3
Income related to transfer of assets from customers	820,631	743,051	711,839
Rental income	204,277	210,972	208,064
Others of Other Income	100,060	121,816	67,208
Refund of claim for rectification	1,512	1,054	701
Maintenance income on lease building	109	124	125
Training income	2,486	1,946	1,684
Deposit redemption	252	100	12
Reversal of expenses on litigation	45,751	44,197	1,920
Revenue on royalty fee	0	422	455
Gains on guarantee contracts	85	16	22
Miscellaneous other non-operating income	49,865	73,957	62,289
Other nonoperating income	1,297,985	1,275,902	1,095,489
Other non-operating expense
Compensation and indemnification expense	234	34	36
Accretion expenses of other provisions	5,841	4,962	1,138
Depreciation expenses on investment properties	682	493	486
Depreciation expenses on idle assets	3,642	3,683	3,635
Other bad debt expense	42,776	40,683	6,400
Donations	324,694	169,748	131,037
Others of Other Expense	87,819	39,302	69,418
Operating expenses related to the idle assets	1,741	1,494	1,683
Research grants	662	174	562
Expenses related to farming and fishing village supports	15,344	13,249	11,272
Expenses related to Operating of a fitness center	10,116	8,921	8,370
Expenses on adjustment of research and development grants	392	388	260
Taxes and dues	18,065	1,935	31,985
Expenses on R&D supports	41	9	48
Miscellaneous other non-operating expense	41,458	13,132	15,238
Other Nonoperating Expenses	₩ 465,688	₩ 258,905	₩ 212,150